BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 42.6%
COMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.7%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	290,000	$264,042	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	1,270,000	1,097,896	(a)
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	918,605	(a)
Embarq Corp., Senior Notes	7.995%	6/1/36	460,000	443,974
Level 3 Financing Inc., Senior Notes	3.750%	7/15/29	715,000	634,555	(a)
Total Play Telecomunicaciones SA de CV, Senior Notes	6.375%	9/20/28	680,000	607,267	(a)
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	375,000	353,042

Total Diversified Telecommunication Services				4,319,381

Entertainment - 0.2%
ROBLOX Corp., Senior Notes	3.875%	5/1/30	455,000	426,162	(a)

Interactive Media & Services - 0.7%
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	600,000	531,643	(a)
Tencent Holdings Ltd., Senior Notes	3.240%	6/3/50	650,000	505,709	(a)
Tencent Holdings Ltd., Senior Notes	3.840%	4/22/51	200,000	173,906	(a)
Weibo Corp., Senior Notes	3.375%	7/8/30	520,000	444,166

Total Interactive Media & Services				1,655,424

Media - 0.8%
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	228,826
Sinclair Television Group Inc., Senior Notes	5.875%	3/15/26	425,000	414,857	(a)
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	650,000	683,394	(a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	629,199	(a)

Total Media				1,956,276

Wireless Telecommunication Services - 2.2%
Kenbourne Invest SA, Senior Notes	6.875%	11/26/24	1,030,000	1,012,222	(b)
NBN Co. Ltd., Senior Notes	2.625%	5/5/31	775,000	707,402	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	540,000	551,573	(a)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	5.152%	3/20/28	2,100,000	2,213,294	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	1

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - (continued)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	495,000	$467,278	(a)
Xiaomi Best Time International Ltd., Senior Notes	3.375%	4/29/30	600,000	543,222	(a)

Total Wireless Telecommunication Services				5,494,991

TOTAL COMMUNICATION SERVICES				13,852,234

CONSUMER DISCRETIONARY - 2.7%
Automobiles - 0.6%
Ford Motor Co., Senior Notes	4.750%	1/15/43	60,000	54,603
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	1,070,000	1,056,334	(a)
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	420,000	417,232	(a)

Total Automobiles				1,528,169

Hotels, Restaurants & Leisure - 1.1%
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	110,000	108,814	(a)
Mohegan Gaming & Entertainment, Secured Notes	8.000%	2/1/26	1,180,000	1,174,053	(a)
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	275,000	281,875	(a)
Travel + Leisure Co., Senior Secured Notes	6.625%	7/31/26	490,000	511,597	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Senior Notes	5.500%	3/1/25	586,000	586,820	(a)

Total Hotels, Restaurants & Leisure				2,663,159

Internet & Direct Marketing Retail - 0.9%
Alibaba Group Holding Ltd., Senior Notes	3.400%	12/6/27	615,000	604,174
Alibaba Group Holding Ltd., Senior Notes	4.200%	12/6/47	1,250,000	1,161,560
Expedia Group Inc., Senior Notes	6.250%	5/1/25	500,000	534,963	(a)

Total Internet & Direct Marketing Retail				2,300,697

Leisure Products - 0.1%
Vista Outdoor Inc., Senior Notes	4.500%	3/15/29	175,000	161,338	(a)

TOTAL CONSUMER DISCRETIONARY				6,653,363

CONSUMER STAPLES - 0.7%
Beverages - 0.4%
Keurig Dr Pepper Inc., Senior Notes	0.750%	3/15/24	1,165,000	1,122,869

Food Products - 0.3%
Amaggi Luxembourg International Sarl, Senior Notes	5.250%	1/28/28	380,000	370,979	(a)
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	321,665	(a)

Total Food Products				692,644

TOTAL CONSUMER STAPLES				1,815,513

See Notes to Schedule of Investments.

2	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 4.7%
Oil, Gas & Consumable Fuels - 4.7%
Aethon United BR LP/Aethon United Finance Corp., Senior Notes	8.250%	2/15/26	675,000	$701,605	(a)
Antero Resources Corp., Senior Notes	8.375%	7/15/26	196,000	216,330	(a)
Arab Petroleum Investments Corp., Senior Notes	1.483%	10/6/26	535,000	502,971	(a)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	2.742%	12/31/39	685,000	597,334	(a)
Energean Israel Finance Ltd., Senior Secured Notes	4.500%	3/30/24	230,000	228,103	(b)
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	645,000	625,324	(b)
Geopark Ltd., Senior Notes	5.500%	1/17/27	650,000	620,256	(a)
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Senior Notes	6.000%	8/1/26	2,310,000	2,355,934	(a)
New Fortress Energy Inc., Senior Secured Notes	6.750%	9/15/25	2,210,000	2,226,177	(a)
New Fortress Energy Inc., Senior Secured Notes	6.500%	9/30/26	455,000	451,346	(a)
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	946,000	926,688
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	505,000	580,119
Valero Energy Corp., Senior Notes	3.650%	12/1/51	1,585,000	1,402,949

TOTAL ENERGY				11,435,136

FINANCIALS - 9.9%
Banks - 0.5%
Banco do Brasil SA, Senior Notes	3.250%	9/30/26	480,000	462,581	(a)
HSBC Holdings PLC, Senior Notes (4.292% to 9/12/25 then 3 mo. USD LIBOR + 1.348%)	4.292%	9/12/26	600,000	608,239	(c)
NatWest Group PLC, Junior Subordinated Notes (4.600% to 12/28/31 then 5 year Treasury Constant Maturity Rate + 3.100%)	4.600%	6/28/31	340,000	300,050	(c)(d)

Total Banks				1,370,870

Capital Markets - 7.5%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	567,955	(a)
Ares Capital Corp., Senior Notes	3.250%	7/15/25	745,000	723,502
Ares Capital Corp., Senior Notes	2.150%	7/15/26	2,294,000	2,076,335
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	266,131
B3 SA - Brasil Bolsa Balcao, Senior Notes	4.125%	9/20/31	500,000	451,050	(a)
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,036,045
Blackstone Private Credit Fund, Senior Notes	2.625%	12/15/26	565,000	509,371	(a)
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	660,000	583,902	(a)
FS KKR Capital Corp., Senior Notes	4.125%	2/1/25	155,000	153,952
FS KKR Capital Corp., Senior Notes	3.400%	1/15/26	170,000	164,813

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	3

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	$647,769
Goldman Sachs Group Inc., Senior Notes (0.673% to 3/8/23 then SOFR + 0.572%)	0.673%	3/8/24	1,165,000	1,140,816	(c)
Golub Capital BDC Inc., Senior Notes	2.500%	8/24/26	1,080,000	993,678
Golub Capital BDC Inc., Senior Notes	2.050%	2/15/27	65,000	57,662
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	1,718,572
Main Street Capital Corp., Senior Notes	5.200%	5/1/24	270,000	275,725
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,128,119
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	560,000	551,274
Owl Rock Capital Corp., Senior Notes	2.625%	1/15/27	365,000	327,706
Owl Rock Core Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,176,459	(a)
Owl Rock Technology Finance Corp., Senior Notes	4.750%	12/15/25	685,000	676,735	(a)
Owl Rock Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	799,499	(a)
Sixth Street Specialty Lending Inc., Senior Notes	2.500%	8/1/26	865,000	798,633
UBS AG, Senior Notes	0.700%	8/9/24	220,000	208,722	(a)
XP Inc., Senior Notes	3.250%	7/1/26	1,405,000	1,332,319	(a)

Total Capital Markets				18,366,744

Consumer Finance - 0.7%
Blackstone Secured Lending Fund, Senior Notes	3.650%	7/14/23	90,000	90,541
Blackstone Secured Lending Fund, Senior Notes	3.625%	1/15/26	980,000	961,767
Blackstone Secured Lending Fund, Senior Notes	2.125%	2/15/27	480,000	426,551	(a)
Blackstone Secured Lending Fund, Senior Notes	2.850%	9/30/28	250,000	217,184	(a)
World Acceptance Corp., Senior Notes	7.000%	11/1/26	60,000	52,884	(a)

Total Consumer Finance				1,748,927

Diversified Financial Services - 0.4%
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	882,510	(a)

Insurance - 0.5%
Athene Global Funding, Secured Notes	0.914%	8/19/24	1,360,000	1,286,301	(a)

Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	850,000	812,783	(a)

TOTAL FINANCIALS				24,468,135

HEALTH CARE - 2.9%
Health Care Providers & Services - 0.4%
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	960,000	1,000,882	(a)

Pharmaceuticals - 2.5%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	69,000	69,647	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	770,000	635,477	(a)
Bausch Health Cos. Inc., Senior Secured Notes	4.875%	6/1/28	480,000	460,251	(a)

See Notes to Schedule of Investments.

4	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Pharmaceuticals - (continued)
Horizon Therapeutics USA Inc., Senior Notes	5.500%	8/1/27	2,500,000		$2,567,075	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	71,000		70,671
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	169,000		166,904
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000		210,639
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,015,000		920,808
Teva Pharmaceutical Finance Netherlands IV BV, Senior Notes	0.500%	7/28/22	910,000	CHF	976,690	(b)

Total Pharmaceuticals					6,078,162

TOTAL HEALTH CARE					7,079,044

INDUSTRIALS - 6.5%
Aerospace & Defense - 1.0%
Boeing Co., Senior Notes	4.875%	5/1/25	595,000		614,411
Embraer Netherlands Finance BV, Senior Notes	6.950%	1/17/28	535,000		566,838	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	1,160,000		1,192,329	(a)

Total Aerospace & Defense					2,373,578

Air Freight & Logistics - 0.2%
FedEx Corp., Senior Notes	0.450%	5/4/29	370,000	EUR	376,340

Airlines - 3.6%
Air Canada, Senior Secured Notes	3.875%	8/15/26	665,000		628,422	(a)
Air Canada Pass-Through Trust	5.250%	4/1/29	1,337,674		1,383,304	(a)
American Airlines Group Inc., Senior Notes	5.000%	6/1/22	2,690,000		2,693,080	(a)
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	1,464,085		1,463,086
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	270,000		271,781	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	265,000		267,492	(a)
Gol Finance SA, Senior Secured Notes	8.000%	6/30/26	710,000		639,138	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,535,000		1,602,156	(a)

Total Airlines					8,948,459

Commercial Services & Supplies - 0.2%
Harsco Corp., Senior Notes	5.750%	7/31/27	395,000		383,245	(a)

Construction & Engineering - 0.5%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par, Senior Secured Notes	4.050%	4/27/26	1,390,000		1,322,244	(a)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	5

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV, Senior Notes	0.650%	3/11/24	600,000	$578,458	(a)

Professional Services - 0.4%
Block Financial LLC, Senior Notes	3.875%	8/15/30	945,000	929,697

Road & Rail - 0.2%
Rumo Luxembourg Sarl, Senior Notes	4.200%	1/18/32	675,000	585,721	(a)

Trading Companies & Distributors - 0.2%
Air Lease Corp., Senior Notes	0.800%	8/18/24	580,000	546,799

TOTAL INDUSTRIALS				16,044,541

INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 0.9%
CommScope Inc., Senior Notes	7.125%	7/1/28	830,000	750,735	(a)
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	600,000	607,680	(a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	895,000	883,199	(a)

Total Communications Equipment				2,241,614

Electronic Equipment, Instruments & Components - 1.6%
Jabil Inc., Senior Notes	3.600%	1/15/30	1,600,000	1,552,784
Vontier Corp., Senior Notes	1.800%	4/1/26	2,010,000	1,819,915
Vontier Corp., Senior Notes	2.400%	4/1/28	610,000	537,666

Total Electronic Equipment, Instruments & Components				3,910,365

IT Services - 0.1%
Global Payments Inc., Senior Notes	1.200%	3/1/26	360,000	332,139

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	1.950%	2/15/28	1,010,000	911,940	(a)
Broadcom Inc., Senior Notes	3.137%	11/15/35	910,000	803,608	(a)

Total Semiconductors & Semiconductor Equipment				1,715,548

Software - 0.5%
MicroStrategy Inc., Senior Secured Notes	6.125%	6/15/28	1,225,000	1,193,475	(a)

TOTAL INFORMATION TECHNOLOGY				9,393,141

MATERIALS - 4.1%
Chemicals - 0.1%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	200,000	203,562	(a)

Containers & Packaging - 1.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Secured Notes	4.125%	8/15/26	1,020,000	983,912	(a)
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	936,734	(a)

See Notes to Schedule of Investments.

6	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	1,339,000	$1,231,641	(a)
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC, Senior Secured Notes	4.000%	10/15/27	630,000	586,026	(a)

Total Containers & Packaging				3,738,313

Metals & Mining - 2.1%
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	2,000,000	2,015,580	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,705,000	1,787,778	(a)
Taseko Mines Ltd., Senior Secured Notes	7.000%	2/15/26	1,180,000	1,216,727	(a)

Total Metals & Mining				5,020,085

Paper & Forest Products - 0.4%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	1,100,000	1,040,820	(a)

TOTAL MATERIALS				10,002,780

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp., Senior Notes	1.600%	4/15/26	405,000	375,929
Crown Castle International Corp., Senior Notes	1.050%	7/15/26	705,000	637,916
CyrusOne LP/CyrusOne Finance Corp., Senior Notes	2.900%	11/15/24	505,000	506,386
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, Senior Secured Notes	7.875%	2/15/25	1,170,000	1,217,034	(a)

TOTAL REAL ESTATE				2,737,265

UTILITIES - 0.6%
Electric Utilities - 0.4%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	855,000	816,110	(a)
DPL Inc., Senior Notes	4.125%	7/1/25	155,000	154,143

Total Electric Utilities				970,253

Gas Utilities - 0.0%††
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.625%	5/20/24	65,000	66,415

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp., Senior Notes	2.450%	1/15/31	360,000	322,521

TOTAL UTILITIES				1,359,189

TOTAL CORPORATE BONDS & NOTES (Cost - $110,454,599)				104,840,341

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	7

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.6%
U.S. Government Obligations - 26.6%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.035%) (Cost - $65,386,838)	0.641%	10/31/23	65,360,000	$65,482,981	(c)

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 15.9%
Bellemeade RE Ltd., 2020-2A M2 (1 mo. USD LIBOR + 6.000%)	6.457%	8/26/30	6,550,000	6,774,655	(a)(c)
Bellemeade Re Ltd., 2020-3A M2 (1 mo. USD LIBOR + 4.850%)	5.307%	10/25/30	690,000	703,366	(a)(c)
BX Commercial Mortgage Trust, 2021-VOLT F (1 mo. USD LIBOR + 2.400%)	2.797%	9/15/36	260,000	251,579	(a)(c)
Chase Home Lending Mortgage Trust, 2019-ATR2 A11 (1 mo. USD LIBOR + 0.900%)	1.357%	7/25/49	13,983	14,018	(a)(c)
Eagle RE Ltd., 2019-1 M2 (1 mo. USD LIBOR + 3.300%)	3.757%	4/25/29	1,609,196	1,613,624	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K076 A2	3.900%	4/25/28	220,000	233,073
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K078 A2	3.854%	6/25/28	140,000	147,924
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K082 A2	3.920%	9/25/28	135,000	143,531	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.557%	6/25/50	1,186,412	1,229,935	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-HQA4 B1 (1 mo. USD LIBOR + 5.250%)	5.707%	9/25/50	685,000	702,254	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	3.149%	1/25/34	1,935,000	1,809,769	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018- HRP2 B1 (1 mo. USD LIBOR + 4.200%)	4.657%	2/25/47	3,910,000	3,809,040	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019- DNA2 M2 (1 mo. USD LIBOR + 2.450%)	2.907%	3/25/49	158,443	158,793	(a)(c)

See Notes to Schedule of Investments.

8	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- HQA5 B1 (30 Day Average SOFR + 4.000%)	4.099%	11/25/50	1,500,000	$1,468,026	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020- HQA5 M2R (30 Day Average SOFR + 0.850%)	0.949%	11/25/50	3,760,988	3,719,787	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- DNA2 M2 (30 Day Average SOFR + 2.300%)	2.399%	8/25/33	930,000	917,629	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021- HQA1 M2 (30 Day Average SOFR + 2.250%)	2.349%	8/25/33	2,555,000	2,458,910	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C02 2M2C (1 mo. USD LIBOR + 3.650%)	4.107%	9/25/29	845,000	867,217	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 2M2 (1 mo. USD LIBOR + 2.800%)	3.257%	2/25/30	884,927	901,396	(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.457%	3/25/31	528,066	528,054	(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R01 2B1 (1 mo. USD LIBOR + 4.350%)	4.807%	7/25/31	60,000	60,750	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (1 mo. USD LIBOR + 4.100%)	4.557%	7/25/39	820,000	819,572	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.857%	10/25/39	115,000	111,422	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (1 mo. USD LIBOR + 3.250%)	3.707%	1/25/40	1,450,000	1,354,017	(a)(c)
Federal National Mortgage Association (FNMA) - CAS, 2020-R02 2M2 (1 mo. USD LIBOR + 2.000%)	2.457%	1/25/40	5,848,835	5,831,447	(a)(c)
FREMF Mortgage Trust, 2018-K74 B	4.091%	2/25/51	2,090,000	2,108,056	(a)(c)

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	9

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - (continued)
GS Mortgage Securities Corp. Trust, 2019-70P A (1 mo. USD LIBOR + 1.000%)	1.397%	10/15/36	160,000		$158,345	(a)(c)
Traingle Re Ltd., 2021-1 M1B (1 mo. USD LIBOR + 3.000%)	3.457%	8/25/33	287,126		287,094	(a)(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $40,376,155)					39,183,283

ASSET-BACKED SECURITIES - 2.9%
American Credit Acceptance Receivables Trust, 2021-1 E	2.290%	3/15/27	1,180,000		1,133,904	(a)
Atrium XIV LLC, 14A E (3 mo. USD LIBOR + 5.650%)	5.891%	8/23/30	2,150,000		2,119,701	(a)(c)
DT Auto Owner Trust, 2019-2A E	4.460%	5/15/26	805,000		812,570	(a)
DT Auto Owner Trust, 2019-3A E	3.850%	8/17/26	605,000		608,784	(a)
DT Auto Owner Trust, 2019-4A D	2.850%	7/15/25	730,000		727,810	(a)
DT Auto Owner Trust, 2021-1A E	2.380%	1/18/28	1,800,000		1,707,079	(a)
JPMorgan Mortgage Acquisition Trust, 2007-CH3 A1B (1 mo. USD LIBOR + 0.320%)	0.777%	3/25/37	132,235		131,526	(c)
Merrill Lynch Mortgage Investors Trust, 2006-HE1 M1 (1 mo. USD LIBOR + 0.585%)	1.042%	12/25/36	8,671		8,654	(c)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	66,168		65,755	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $7,497,826)					7,315,783

SOVEREIGN BONDS - 2.9%
Brazil - 1.6%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	19,680,000	BRL	3,936,170

Canada - 0.6%
CPPIB Capital Inc., Senior Notes	0.500%	9/16/24	1,400,000		1,334,549	(a)

Mexico - 0.7%
Mexican Bonos, Bonds	8.000%	11/7/47	37,800,000	MXN	1,813,488

TOTAL SOVEREIGN BONDS (Cost - $6,761,664)					7,084,207

CONVERTIBLE BONDS & NOTES - 2.1%
COMMUNICATION SERVICES - 1.1%
Media - 1.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,949,000		2,659,998

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Haemonetics Corp., Senior Notes	0.000%	3/1/26	700,000		589,917

INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
Vishay Intertechnology Inc., Senior Notes	2.250%	6/15/25	475,000		474,430

See Notes to Schedule of Investments.

10	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.6%
Western Digital Corp., Senior Notes	1.500%	2/1/24	1,490,000	$1,445,300

TOTAL INFORMATION TECHNOLOGY				1,919,730

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $5,477,712)				5,169,645

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $235,954,794)				229,076,240

			SHARES
SHORT-TERM INVESTMENTS - 4.8%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost - $11,836,866)	0.212%		11,836,866	11,836,866	(f)

TOTAL INVESTMENTS - 97.8% (Cost - $247,791,660)				240,913,106
Other Assets in Excess of Liabilities - 2.2%				5,359,623

TOTAL NET ASSETS - 100.0%				$246,272,729

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2022, the total market value of investments in Affiliated Companies was $11,836,866 and the cost was $11,836,866 (Note 2).

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	11

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CHF	— Swiss Franc
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At March 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	122	6/22	$22,165,419	$21,609,250	$(556,169)

At March 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	21,000,000	USD	4,057,187	HSBC Securities Inc.	4/19/22	$330,003
USD	7,331,434	BRL	38,600,000	HSBC Securities Inc.	4/19/22	(732,639)
THB	153,700,000	USD	4,725,015	JPMorgan Chase & Co.	4/25/22	(102,030)
THB	163,800,000	USD	4,946,250	JPMorgan Chase & Co.	4/25/22	(19,478)
THB	164,100,000	USD	4,898,215	JPMorgan Chase & Co.	4/25/22	37,580
USD	9,695,071	THB	317,500,000	JPMorgan Chase & Co.	4/25/22	145,315
PLN	21,390,000	USD	4,957,471	Citibank N.A.	4/26/22	120,754
USD	6,233,264	EUR	5,490,000	Citibank N.A.	4/26/22	155,316
EUR	2,700,000	USD	3,093,910	HSBC Securities Inc.	4/26/22	(104,755)
EUR	1,010,000	USD	1,157,692	JPMorgan Chase & Co.	4/26/22	(39,527)
EUR	2,220,000	USD	2,450,602	JPMorgan Chase & Co.	4/26/22	7,147
EUR	2,260,000	USD	2,594,895	JPMorgan Chase & Co.	4/26/22	(92,862)
EUR	6,520,000	USD	7,200,395	JPMorgan Chase & Co.	4/26/22	17,861
EUR	7,980,000	USD	8,818,874	JPMorgan Chase & Co.	4/26/22	15,739
PLN	33,200,000	USD	7,590,306	JPMorgan Chase & Co.	4/26/22	291,744
USD	544,616	EUR	480,000	JPMorgan Chase & Co.	4/26/22	13,211
USD	9,124,168	EUR	8,340,000	JPMorgan Chase & Co.	4/26/22	(108,998)
PLN	9,070,000	USD	2,284,980	HSBC Securities Inc.	4/27/22	(131,874)
PLN	20,270,000	USD	4,968,381	HSBC Securities Inc.	4/27/22	(156,534)
USD	7,229,984	PLN	29,340,000	HSBC Securities Inc.	4/27/22	265,031
NZD	7,100,000	USD	4,855,512	HSBC Securities Inc.	5/9/22	62,008

See Notes to Schedule of Investments.

12	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	11,010,000	USD	7,454,420	JPMorgan Chase & Co.	5/9/22	$171,201
USD	7,434,502	NZD	11,010,000	JPMorgan Chase & Co.	5/9/22	(191,118)
HUF	830,000,000	USD	2,639,857	HSBC Securities Inc.	5/23/22	(159,503)
HUF	1,555,000,000	USD	4,917,774	HSBC Securities Inc.	5/23/22	(270,845)
HUF	2,440,000,000	USD	7,287,345	HSBC Securities Inc.	5/23/22	4,298
USD	7,440,569	HUF	2,385,000,000	HSBC Securities Inc.	5/23/22	313,286
USD	1,696,238	MXN	35,000,000	Citibank N.A.	5/24/22	(46,249)
GBP	1,870,000	USD	2,450,962	HSBC Securities Inc.	5/25/22	4,884
GBP	6,350,000	USD	8,496,294	JPMorgan Chase & Co.	5/25/22	(156,923)
USD	8,649,256	GBP	6,350,000	JPMorgan Chase & Co.	5/25/22	309,884
AUD	6,620,000	USD	4,851,765	JPMorgan Chase & Co.	6/7/22	107,699
AUD	10,050,000	USD	7,304,792	JPMorgan Chase & Co.	6/7/22	224,303
USD	4,968,376	AUD	6,620,000	JPMorgan Chase & Co.	6/7/22	8,913
USD	7,301,024	AUD	10,050,000	JPMorgan Chase & Co.	6/7/22	(228,071)

Total						$64,771

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PLN	— Polish Zloty
THB	— Thai Baht
USD	— United States Dollar

At March 31, 2022, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Goodyear Tire & Rubber Co., 5.000%, due 5/31/26)	$105,000	6/20/22	0.671%	5.000% quarterly	$1,020	$879	$141

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	13

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT MARCH 31, 2022[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Goldman Sachs Group Inc. (Petroleos Mexicanos, 6.625%, due 6/15/35)	$1,165,000	6/20/22	1.169%	1.000% quarterly	$(442)	$(1,539)	$1,097
JPMorgan Chase & Co. (Liberty Interactive LLC, 8.500%, due 7/15/29)	100,000	6/20/22	1.740%	5.000% quarterly	730	491	239
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	6/20/22	0.264%	1.000% quarterly	66	(137)	203
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	65,000	6/20/22	0.264%	1.000% quarterly	107	(222)	329
Morgan Stanley & Co. Inc. (Dell Inc., 7.100%, due 4/15/28)	40,000	12/20/22	0.269%	1.000% quarterly	213	(248)	461

Total	$1,515,000				$1,694	$(776)	$2,470

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit CDX.NA.HY.31 Index	$20,375,400		12/20/23	5.000% quarterly	$878,609	$1,062,212	$(183,603)
Markit CDX.NA.IG.34 Index	14,685,000		6/20/25	1.000% quarterly	201,860	101,063	100,797
Markit iTraxx Crossover Index	10,305,000	EUR	12/20/26	5.000% quarterly	896,648	990,077	(93,429)

See Notes to Schedule of Investments.

14	BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report

BRANDYWINEGLOBAL — FLEXIBLE BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2022

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1] (cont’d)
REFERENCE ENTITY	NOTIONAL AMOUNT[2]*		TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Markit iTraxx Europe Index	295,000	EUR	12/20/24	1.000% quarterly	$4,831	$41	$4,790
Markit iTraxx Europe Index	5,150,000	EUR	6/20/25	1.000% quarterly	90,512	85,770	4,742

Total					$2,072,460	$2,239,163	$(166,703)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:

EUR	— Euro

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

BrandywineGLOBAL — Flexible Bond Fund 2022 Quarterly Report	15

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

16

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

17

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$104,840,341	—	$104,840,341
U.S. Government & Agency Obligations	—	65,482,981	—	65,482,981
Collateralized Mortgage Obligations	—	39,183,283	—	39,183,283
Asset-Backed Securities	—	7,315,783	—	7,315,783
Sovereign Bonds	—	7,084,207	—	7,084,207
Convertible Bonds & Notes	—	5,169,645	—	5,169,645

Total Long-Term Investments	—	229,076,240	—	229,076,240

Short-Term Investments†	$11,836,866	—	—	11,836,866

Total Investments	$11,836,866	$229,076,240	—	$240,913,106

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$2,606,177	—	$2,606,177
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	2,136	—	2,136
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	110,329	—	110,329

Total Other Financial Instruments	—	$2,718,642	—	$2,718,642

Total	$11,836,866	$231,794,882	—	$243,631,748

18

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$556,169	—	—	$556,169
Forward Foreign Currency Contracts††	—	$2,541,406	—	2,541,406
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	442	—	442
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	277,032	—	277,032

Total	$556,169	$2,818,880	—	$3,375,049

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2022. The following transactions were effected in such company for the period ended March 31, 2022.

	Affiliate Value at December 31, 2021	Purchased		Sold

		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$26,246,273	$70,429,098	70,429,098	$84,838,505	84,838,505

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,062	—	$11,836,866

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